Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Earnings per share
Summary of earnings per share

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	£		£
2021	(4,408,580)	1,286,600	(3.4265)
2020	(658,756)	1,286,600	(0.5120)

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	£		£
2020	(445,554)	1,286,600	(0.3463)
2019	814,728	1,286,600	0.6332